PROPERTY, EQUIPMENT AND SOFTWARE, NET - Schedule of Property, equipment and software, net, consist (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	¥ 72,214		¥ 50,412
Less: accumulated depreciation	(26,870)		(13,458)
Property, equipment and software, net	45,344	$ 6,513	36,954
Leasehold Improvement [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	29,421		22,758
Electronic Equipment [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	25,990		18,994
Furniture [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	10,117		5,751
Software [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	2,441		1,808
Vehicles [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	1,101		¥ 1,101
Construction in Progress [Member]
Public Utilities, Property, Plant and Equipment, Construction Work in Progress	¥ 3,144